Cat Financial Financing Activities (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 D	Dec. 31, 2010	Dec. 31, 2009
Cat Financial Financing Activities
Period after which collection of future income is considered as not probable (in days)	120
Impaired loans and finance leases
Recorded Investment	$ 527	$ 641	$ 513
Unpaid Principal Balance	510	626
Related Allowance	56	79	117
Average recorded investment	665	604	425
Interest Income Recognized	22	23
Period after which unpaid contractual payments are considered as past due (in days)	30
Investment in loans/finance leases on nonaccrual status	472	639	678
Past due loans and finance leases
31-60	194	291
61-90	104	106
91+	442	569
Total Past Due	740	966
Current	19,240	18,957
Total Finance Receivables	19,980	19,923
91+ Still Accruing	58	91	134
Finance Leases
Impaired loans and finance leases
Recorded Investment			65
Finance Leases
Impaired loans and finance leases
Recorded Investment			448
Impaired Loans and Finance Leases with No Allowance Recorded
Impaired loans and finance leases
Recorded Investment	278	283
Unpaid Principal Balance	270	281
Average recorded investment	329	152
Interest Income Recognized	12	2
Impaired Loans and Finance Leases with an Allowance Recorded
Impaired loans and finance leases
Recorded Investment	249	358
Unpaid Principal Balance	240	345
Related Allowance	56	79
Average recorded investment	336	452
Interest Income Recognized	10	21
North America
Past due loans and finance leases
Total Finance Receivables	7,291	7,739
Europe
Past due loans and finance leases
Total Finance Receivables	2,281	2,551
Asia Pacific
Past due loans and finance leases
Total Finance Receivables	4,523	3,680
Latin America
Past due loans and finance leases
Total Finance Receivables	2,965	2,883
Global Power Finance
Past due loans and finance leases
Total Finance Receivables	2,920	3,070
Customer
Past due loans and finance leases
Total Finance Receivables	17,593	17,980
Customer | North America
Impaired loans and finance leases
Recorded Investment	146	278
Unpaid Principal Balance	139	272
Related Allowance	15	44
Average recorded investment	232	310
Interest Income Recognized	9	13
Investment in loans/finance leases on nonaccrual status	112	217
Past due loans and finance leases
31-60	74	139
61-90	39	44
91+	111	228
Total Past Due	224	411
Current	5,378	6,037
Total Finance Receivables	5,602	6,448
91+ Still Accruing	9	27
Customer | North America | Impaired Loans and Finance Leases with No Allowance Recorded
Impaired loans and finance leases
Recorded Investment	77	87
Unpaid Principal Balance	75	87
Average recorded investment	90	39
Interest Income Recognized	4	2
Customer | North America | Impaired Loans and Finance Leases with an Allowance Recorded
Impaired loans and finance leases
Recorded Investment	69	191
Unpaid Principal Balance	64	185
Related Allowance	15	44
Average recorded investment	142	271
Interest Income Recognized	5	11
Customer | Europe
Impaired loans and finance leases
Recorded Investment	41	68
Unpaid Principal Balance	37	61
Related Allowance	12	15
Average recorded investment	55	92
Interest Income Recognized	2	4
Investment in loans/finance leases on nonaccrual status	58	89
Past due loans and finance leases
31-60	27	27
61-90	11	12
91+	57	106
Total Past Due	95	145
Current	2,129	2,365
Total Finance Receivables	2,224	2,510
91+ Still Accruing	10	26
Customer | Europe | Impaired Loans and Finance Leases with No Allowance Recorded
Impaired loans and finance leases
Recorded Investment	5	6
Unpaid Principal Balance	4	4
Average recorded investment	5	7
Customer | Europe | Impaired Loans and Finance Leases with an Allowance Recorded
Impaired loans and finance leases
Recorded Investment	36	62
Unpaid Principal Balance	33	57
Related Allowance	12	15
Average recorded investment	50	85
Interest Income Recognized	2	4
Customer | Asia Pacific
Impaired loans and finance leases
Recorded Investment	38	40
Unpaid Principal Balance	38	40
Related Allowance	7	7
Average recorded investment	35	49
Interest Income Recognized	2	3
Investment in loans/finance leases on nonaccrual status	36	31
Past due loans and finance leases
31-60	47	63
61-90	23	17
91+	50	37
Total Past Due	120	117
Current	4,242	3,412
Total Finance Receivables	4,362	3,529
91+ Still Accruing	14	12
Customer | Asia Pacific | Impaired Loans and Finance Leases with No Allowance Recorded
Impaired loans and finance leases
Recorded Investment	12	13
Unpaid Principal Balance	12	13
Average recorded investment	13	9
Interest Income Recognized	1
Customer | Asia Pacific | Impaired Loans and Finance Leases with an Allowance Recorded
Impaired loans and finance leases
Recorded Investment	26	27
Unpaid Principal Balance	26	27
Related Allowance	7	7
Average recorded investment	22	40
Interest Income Recognized	1	3
Customer | Latin America
Impaired loans and finance leases
Recorded Investment	34	47
Unpaid Principal Balance	34	46
Related Allowance	6	9
Average recorded investment	48	44
Interest Income Recognized	3	3
Investment in loans/finance leases on nonaccrual status	108	139
Past due loans and finance leases
31-60	32	44
61-90	15	16
91+	99	144
Total Past Due	146	204
Current	2,339	2,222
Total Finance Receivables	2,485	2,426
91+ Still Accruing		1
Customer | Latin America | Impaired Loans and Finance Leases with No Allowance Recorded
Impaired loans and finance leases
Recorded Investment	9	3
Unpaid Principal Balance	9	3
Average recorded investment	9	5
Interest Income Recognized	1
Customer | Latin America | Impaired Loans and Finance Leases with an Allowance Recorded
Impaired loans and finance leases
Recorded Investment	25	44
Unpaid Principal Balance	25	43
Related Allowance	6	9
Average recorded investment	39	39
Interest Income Recognized	2	3
Customer | Global Power Finance
Impaired loans and finance leases
Recorded Investment	268	208
Unpaid Principal Balance	262	207
Related Allowance	16	4
Average recorded investment	295	109
Interest Income Recognized	6
Investment in loans/finance leases on nonaccrual status	158	163
Past due loans and finance leases
31-60	14	18
61-90	16	17
91+	125	54
Total Past Due	155	89
Current	2,765	2,978
Total Finance Receivables	2,920	3,067
91+ Still Accruing	25	25
Customer | Global Power Finance | Impaired Loans and Finance Leases with No Allowance Recorded
Impaired loans and finance leases
Recorded Investment	175	174
Unpaid Principal Balance	170	174
Average recorded investment	212	92
Interest Income Recognized	6
Customer | Global Power Finance | Impaired Loans and Finance Leases with an Allowance Recorded
Impaired loans and finance leases
Recorded Investment	93	34
Unpaid Principal Balance	92	33
Related Allowance	16	4
Average recorded investment	83	17
Dealer
Past due loans and finance leases
Total Finance Receivables	2,387	1,943
Dealer | North America
Past due loans and finance leases
Current	1,689	1,291
Total Finance Receivables	1,689	1,291
Dealer | Europe
Past due loans and finance leases
Current	57	41
Total Finance Receivables	57	41
Dealer | Asia Pacific
Past due loans and finance leases
Current	161	151
Total Finance Receivables	161	151
Dealer | Latin America
Past due loans and finance leases
Current	480	457
Total Finance Receivables	480	457
Dealer | Global Power Finance
Past due loans and finance leases
Current		3
Total Finance Receivables		$ 3